Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loss Contingency, Receivable, Proceeds		$ 0
OPERATING ACTIVITIES
Net loss	$ (95,575)	(49,627)
Non-cash and non-operating items:
Depreciation and amortization	145,956	135,271
Unrealized Gain (Loss) on Derivatives and Loss on Sale of Warrants	(14,933)
Unrealized loss (gain) on derivative instruments and loss on sale of warrants (note 15)		(35,515)
Write-down and loss on sales of vessels (note 7)	3,328	51,492
Loss on deconsolidation of Teekay Offshore (note 4)	0	7,070
Equity loss (income), net of dividends received	85,211	(15,207)
Income tax expense	8,440	12,863
Other	(26,304)	(9,269)
Proceeds from Lease Payments	6,050
Change in operating assets and liabilities	18,427	14,325
Expenditures for dry docking	(34,150)	(12,437)
Net operating cash flow	178,924	110,434
Proceeds from Short-term Debt	65,000	0
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	376,658	409,793
Payment for Debt Extinguishment or Debt Prepayment Cost	759,401
Prepayments of long-term debt		(295,914)
Scheduled repayments of long-term debt (note 9)	(117,110)	(171,433)
Repayments of Short-term Debt	(50,000)	0
Proceeds from financing related to sale-leaseback of vessels	222,400	243,812
Finance Lease, Principal Payments	45,928	28,819
Net proceeds from equity issuances of Teekay Corporation (note 10)	0	103,657
Repurchase of Teekay LNG common units	(12,056)	0
Distributions paid from subsidiaries to non-controlling interests	(30,465)	(33,872)
Payments of Ordinary Dividends	5,523	11,036
Other financing activities	(580)	(566)
Net financing cash flow	(357,005)	215,622
INVESTING ACTIVITIES
Expenditures for vessels and equipment, net of warranty settlement $44,890 (2018 – $nil) (note 11a)	(89,120)	(315,348)
Proceeds from sale of equity-accounted investments and related assets (note 4)	100,000	54,438
Payments to Acquire Equity Method Investments	15,555	27,629
Loans to joint ventures and joint venture partners	0	(24,971)
Cash of transferred subsidiaries on sale, net of proceeds received (note 4)	0	(25,254)
Other investing activities	0	5,560
Net investing cash flow	(4,675)	(333,204)
Decrease in cash, cash equivalents and restricted cash	(182,756)	(7,148)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	505,639	552,174
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 322,883	545,026
Accounting Standards Update 2016-02 [Member]
Non-cash and non-operating items:
Proceeds from Lease Payments		$ 5,200